Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2015
Cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents balance
	December 31, 2014		December 31, 2015
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	394,214	394,214	450,802	450,802
US$	13,205	80,814	73,632	478,132
Total		475,028		928,934